Risk management - Summary of Estimated Future Obligations for Non-Derivative Financial Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2023		Dec. 31, 2022
Disclosure of financial liabilities [line items]
Borrowings	$ 224.9	[1]	$ 232.6
2024 [member]
Disclosure of financial liabilities [line items]
Borrowings	0.0
Accounts payable & accrued liabilities	163.9
Share-based compensation accrual	29.6
Total	193.5
2025 [member]
Disclosure of financial liabilities [line items]
Borrowings	107.5
Accounts payable & accrued liabilities	0.0
Share-based compensation accrual	1.5
Total	109.0
2026 [member]
Disclosure of financial liabilities [line items]
Borrowings	0.0
Accounts payable & accrued liabilities	0.0
Share-based compensation accrual	1.1
Total	1.1
2027 [member]
Disclosure of financial liabilities [line items]
Borrowings	117.4
Accounts payable & accrued liabilities	0.0
Share-based compensation accrual	0.0
Total	117.4
2028 [Member]
Disclosure of financial liabilities [line items]
Borrowings	0.0
Accounts payable & accrued liabilities	0.0
Share-based compensation accrual	0.0
Total	0.0
Thereafter [member]
Disclosure of financial liabilities [line items]
Borrowings	0.0
Accounts payable & accrued liabilities	0.0
Share-based compensation accrual	0.0
Total	$ 0.0

[1]	The 2025 figure includes our syndicated credit facility which has a term-out date of May 2025. The 2027 figure includes our senior unsecured notes due in July 2027. Refer to Note 5 for further details. Historically, the Company has successfully renewed its syndicated credit facility.